UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    City of London Investment Management Company Limited
Address: 10 Eastcheap, London
         United Kingdom, EC3M 1LX





13F File Number : 028-06258


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Douglas F. Allison
Title:  Company Secretary
Phone:  011 44 207 711 0771

Signature, Place and Date of Signing:

/s/ Douglas F. Allison, London, United Kingdom, November 15, 2000
    -------------------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.


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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:       57

Form 13F Information Table Value Total:   272126

List of Other Included Managers:

No.  13F File Number     Name





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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT  OTHER     -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN  -MANAGERS-    SOLE    SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adams Express Company          Common           006212104     2321    59988 SH       SOLE                    59988
Asia Pacific Fund Inc          Common           044901106     7576   862800 SH       SOLE                   862800
Asia Tigers Fund Inc           Common           04516T105    15864  2055290 SH       SOLE                  2055290
Alliance All-Market Advantage  Common           01852M108      709    17300 SH       SOLE                    17300
Argentina Fund                 Common           040112104      241    23300 SH       SOLE                    23300
Austria Fund                   Common           052587102      207    21100 SH       SOLE                    21100
Bergstrom Capital Corp         Common           084093103      506     2000 SH       SOLE                     2000
ASA Limited                    Common           002050102      350    20900 SH       SOLE                    20900
Brazilian Equity Fund Inc.     Common           105884100     3166   553600 SH       SOLE                   553600
Brazil Fund Inc                Common           105759104    14775   862800 SH       SOLE                   862800
Central European Equity Fund   Common           153436100      370    28921 SH       SOLE                    28921
Clemente Strategic Value Fund  Common           185569100      586    48800 SH       SOLE                    48800
Central Securities Corp.       Common           155123102     1843    51188 SH       SOLE                    51188
Chile Fund Inc                 Common           168834109      760    82400 SH       SOLE                    82400
China Fund Inc.                Common           169373107      961   101200 SH       SOLE                   101200
Cohen & Steers Total Return Re Common           19247R103       36     3000 SH       SOLE                     3000
Cornerstone Strategic Return   Common           21923Y105      616    59700 SH       SOLE                    59700
European Warrant Fund          Common           298792102      322    22158 SH       SOLE                    22158
First Philippine Fund          Common           336100102      134    38600 SH       SOLE                    38600
France Growth Fund             Common           35177K108      712    56500 SH       SOLE                    56500
Greater China Fund             Common           39167B102     3583   405200 SH       SOLE                   405200
Irish Investment Fund, Inc     Common           462710104      708    46800 SH       SOLE                    46800
Ishares MSCI France            Common           464286707      121     4900 SH       SOLE                     4900
India Fund, Inc.               Common           454089103    33361  2737350 SH       SOLE                  2737350
Ishares MSCI Canada            Common           464286509      272    16970 SH       SOLE                    16970
India Growth Fund, Inc.        Common           454090101    13651  1223600 SH       SOLE                  1223600
Ishares MSCI Malaysia (Free)   Common           464286830     4868   927300 SH       SOLE                   927300
Jardine Fleming India Fund, In Common           471112102    13190  1202463 SH       SOLE                  1202463
JF China Regional              Common           471110106     3718   472100 SH       SOLE                   472100
John Hancock Bank & Thrift Opp Common           409735107      158    19700 SH       SOLE                    19700
Japan Equity Fund Inc.         Common           471057109      323    44600 SH       SOLE                    44600
Japan OTC Equity Fund, Inc.    Common           471091108      342    41800 SH       SOLE                    41800
Korean Investment Fund, inc    Common           500637103     7413  1332600 SH       SOLE                  1332600
Korea Equity Fund, Inc         Common           50063B104     2381   769700 SH       SOLE                   769700
Korea Fund, Inc                Common           500634100    15215  1265250 SH       SOLE                  1265250
Liberty All-Star Growth Fund,  Common           529900102     1917   156890 SH       SOLE                   156890
Mexico Fund, Inc               Common           592835102    21875  1395756 SH       SOLE                  1395756
MSDW Africa Investment Fund, I Common           617444104    23295  2856127 SH       SOLE                  2856127
MSDW Asia Pacific Fund, Inc.   Common           61744U106      414    44000 SH       SOLE                    44000
MSDW India Investment, Inc.    Common           61745C105    22994  2202986 SH       SOLE                  2202986
MSDW Emerging Markets Fund     Common           61744G107     1371   108900 SH       SOLE                   108900
New Germany Fund, Inc.         Common           644465106     1377   112436 SH       SOLE                   112436
Pakistan Investment Fund       Common           695844100       36    14900 SH       SOLE                    14900
Petroleum & Resources Fund     Common           716549100        3       67 SH       SOLE                       67
R.O.C. Taiwan Fund Inc.        Common           749651105    16533  2543500 SH       SOLE                  2543500
Royce Micro-Cap Trust          Common           780915104      177    16400 SH       SOLE                    16400
Royce Value Trust              Common           780910105      482    33300 SH       SOLE                    33300
Scudder New Asia Fund, Inc.    Common           811183102      488    39500 SH       SOLE                    39500
Swiss Helvetia Fund            Common           870875101     1196    84500 SH       SOLE                    84500
Taiwan Fund, Inc.              Common           874031107     8670   601800 SH       SOLE                   601800
Templeton Dragon Fund          Common           88018T101      688    82500 SH       SOLE                    82500
Templeton China World Fund, In Common           88018X102     2016   261200 SH       SOLE                   261200
Templeton Vietnam & Southeast  Common           88022j107     2076   338900 SH       SOLE                   332000
T. Rowe Price Japan Fund       Common           77956H708     1789   140410 SH       SOLE                   140410
Tri-Continental Corp.          Common           895436103     2037    96307 SH       SOLE                    96307
Foreign Equity Fund            Common           457759108     1645    82451 SH       SOLE                    82451
Turkish Investment Fund, Inc.  Common           900145103     9688   870800 SH       SOLE                   870800
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